16. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 16. COMMITMENTS AND CONTINGENCIES

The Company is committed to make lease payments for the rental of office space as follows:

2016	247,906
2017	71,578
$ 319,484

The Company incurred lease expense of $372,733 (December 31, 2014 – $399,906; December 31, 2013 - $393,707) for the year ended December 31, 2015.

In the event of a partial expropriation of the Company's economic interest, contractually or otherwise, in the Joint Venture Property, which is not reversed during the abeyance period provided for in the equity participation and funding agreement with Sandstorm, the Company will be required to return a pro rata portion of the Deposit (the amount of the repayment not to exceed the amount of the Unearned Balance) and the metal credits that the Company is required to deliver to Sandstorm will be reduced proportionately. In the event of a full expropriation, the full amount of the Unearned Balance must be returned with interest. On February 23, 2016, the Company and Sandstorm entered into an Agreement to Amend the 2013 Agreement (Note 18, Subsequent Events) which decreased the amount of Deposit that the Company would need to return in certain circumstances.